General (Variable Interest Entities) (Narrative) (Details) (USD $) Share data in Millions, except Per Share data, unless otherwise specified	9 Months Ended	12 Months Ended							0 Months Ended				12 Months Ended			1 Months Ended	12 Months Ended		12 Months Ended		0 Months Ended	12 Months Ended						0 Months Ended		0 Months Ended	1 Months Ended
	Oct. 07, 2011	Dec. 31, 2011	Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008	Dec. 31, 2007	Mar. 25, 2010 AerCap Holdings N.V. [Member]	Sep. 17, 2009 AerCap Holdings N.V. [Member]	Dec. 31, 2011 AerCap Holdings N.V. [Member]	Jun. 30, 2008 AerCap Holdings N.V. [Member]	Dec. 31, 2011 China Aviation's Ownership Percentage In AerDragon [Member]	Dec. 31, 2011 AerCap Holdings' Ownership Percentage In AerDragon [Member]	Dec. 31, 2011 AerDragon [Member]	Jun. 30, 2008 AerCap Partners I [Member]	Dec. 31, 2010 Joint Venture Partner [Member]	Jun. 30, 2008 Joint Venture Partner [Member]	Dec. 31, 2010 Waha Capital PJSC [Member]	Dec. 31, 2011 Waha Capital PJSC [Member]	Oct. 07, 2011 AeroTurbine, Inc [Member]	Dec. 31, 2011 AeroTurbine, Inc [Member]	Dec. 31, 2010 A320 Aircraft [Member]	Dec. 31, 2010 CRJ Aircraft [Member]	Jun. 01, 2011 A330 Wide-Body Aircraft [Member]	Dec. 31, 2010 A330 Wide-Body Aircraft [Member]	Nov. 11, 2010 AerVenture [Member]	Nov. 11, 2010 Waha [Member]	Nov. 11, 2010 CRJ Aircraft [Member]	Sep. 17, 2009 Genesis [Member]	Mar. 25, 2010 Genesis [Member]	Mar. 25, 2011 Genesis [Member]
Schedule Of General [Line Items]
Ownership percentage													50.00%	25.00%		50.00%	50.00%		40.00%
Number of aircraft owned		251													17		10			10			3	4		3			4
Maximum loss exposure, equity investment, amount		$ 36,500,000
Maximum loss exposure, debt guaranteed, amount		21,800,000
Maximum loss exposure, amount		58,300,000
Number of aircraft acquired																19
Senior debt facility																425,700,000
Subordinated debt												62,800,000				125,600,000		62,800,000
Equity investment, ownership percentage											25.00%				25.00%				40.00%									40.00%	50.00%
Purchase price for all shares of AeroTurbine																					228,000,000
Loss on discontinued operations (AeroTurbine)	(52,745,000)	(52,745,000)	(3,199,000)	[1],[2],[3],[4]	2,731,000	[1],[2]	1,447,000	13,164,000														52,800,000
Fees and incentive payments incurred due to AeroTurbine transaction																						22,500,000
Write-off of deferred tax asset																						8,700,000
Loss on sale of business																						21,600,000
Amalgamation gain			274,000	[1],[2],[3],[4]																											274,000
Trading price of common shares, per share									$ 10.83	$ 8.81																				$ 8.45
Total consideration paid																																372,300,000
Fair market value of net assets acquired																																403,400,000
New shares issued for acquisition																												29.8
Cash received for shares issued																												105,000,000
Interest in the joint venture company																									50.00%		50.00%		50.00%
Minority interest in the joint venture company																											50.00%
Increase in cash position due to AeroTurbine sale		$ 119,917,000

[1]	As a result of the sale of AeroTurbine and based on ASC 205-20, which governs financials statements for discontinued operations, the results of AeroTurbine have been reclassified to discontinued operations.
[2]	Certain reclassifications have been made to prior years' Consolidated Income Statements to reflect the current year presentation.
[3]	Includes the results of Genesis for the period from March 25, 2010 (date of acquisition) to December 31, 2010.
[4]	Includes the results of Genesis Lease Limited ("Genesis") for the period from March 25, 2010 (date of acquisition) to December 31, 2010 and the issue of shares to Genesis and Waha Capital PJSC ("Waha").